Deferred Income Taxes - Summary of Information About Tax Losses Expiry Dates (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 95,464	$ 86,884
Expiring in one year
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,556	5,365
Expiring in two years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,261	4,669
Expiring in three years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,668	3,899
Expiring in four years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	11,410	7,496
Expiring beyond four years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 69,569	$ 65,455